Share-Based Compensation (Details Textual)	1 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended						1 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended	6 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended				12 Months Ended		1 Months Ended							6 Months Ended
	Jan. 31, 2012 USD ($)	Jan. 31, 2012 GBP (£)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2013 Stock options [Member] USD ($)	Dec. 31, 2012 Stock options [Member] USD ($)	Dec. 31, 2011 Stock options [Member] USD ($)	Jun. 30, 2013 Stock Warrant [Member] USD ($)	Dec. 31, 2012 Stock Warrant [Member] USD ($)	Dec. 31, 2011 Stock Warrant [Member] USD ($)	Dec. 31, 2012 Steven Girgenti [Member] USD ($)	Dec. 31, 2012 Steven Girgenti [Member] Common Stock [Member] USD ($)	Dec. 31, 2012 Dr Oscar Bronsther [Member] USD ($)	Dec. 31, 2012 Dr Oscar Bronsther [Member] Common Stock [Member] USD ($)	Dec. 31, 2012 Alvaro Pascual - Leone [Member] USD ($)	Dec. 31, 2012 Alvaro Pascual - Leone [Member] Common Stock [Member] USD ($)	Dec. 31, 2012 Jason Barton [Member] USD ($)	Dec. 31, 2012 Jason Barton [Member] Common Stock [Member] USD ($)	Dec. 31, 2012 Jose Romano [Member] USD ($)	Dec. 31, 2012 Jose Romano [Member] Common Stock [Member] USD ($)	Mar. 31, 2011 Mr. Jerrald Ginder [Member] USD ($)	Dec. 31, 2012 Mr. Jerrald Ginder [Member] USD ($)	Jun. 30, 2011 GreenBridge Capital Partners [Member] USD ($)	Dec. 31, 2012 GreenBridge Capital Partners [Member] USD ($)	Dec. 31, 2011 GreenBridge Capital Partners [Member] USD ($)	Dec. 31, 2012 GreenBridge Capital Partners [Member] Common Stock [Member] USD ($)	Dec. 31, 2012 Josef Zihl [Member] USD ($)	Dec. 31, 2012 Josef Zihl [Member] Common Stock [Member] USD ($)	Dec. 31, 2012 Brunella Jacs, LLC [Member] USD ($)	Apr. 30, 2012 Brunella Jacs, LLC [Member] Common Stock [Member] USD ($)	Sep. 30, 2012 OneSource [Member] USD ($)	Sep. 30, 2012 OneSource [Member] Stock Warrant [Member] USD ($)	Nov. 30, 2012 Del Mar Consulting [Member] USD ($)	Dec. 31, 2012 Del Mar Consulting [Member] USD ($)	Nov. 30, 2012 Alex Partners, LLC [Member] USD ($)	Dec. 31, 2012 Alex Partners, LLC [Member] USD ($)	Jun. 30, 2013 Board of Directors Chairman [Member] USD ($)	Jun. 30, 2013 Scientific Advisory Board [Member] USD ($)	May 31, 2010 Stock Option Plan [Member]	Feb. 29, 2008 Stock Option Plan [Member]	Dec. 31, 2012 Stock Option Plan [Member] USD ($)	Dec. 31, 2011 Stock Option Plan [Member] USD ($)	Feb. 29, 2008 Stock Option Plan [Member] Chief Executive Officer [Member] USD ($)	May 31, 2010 Stock Option Plan [Member] President [Member]	Feb. 29, 2008 Stock Option Plan [Member] President [Member] USD ($)	Feb. 28, 2010 Non Employee Stock Compensation [Member] USD ($)	Dec. 31, 2012 Non Employee Stock Compensation [Member] USD ($)	Feb. 10, 2010 Non Employee Stock Compensation [Member]	May 31, 2010 Non Employee Stock Compensation [Member] Steven Girgenti [Member] USD ($)	May 31, 2010 Non Employee Stock Compensation [Member] Dr Oscar Bronsther [Member] USD ($)	May 31, 2010 Non Employee Stock Compensation [Member] Alvaro Pascual - Leone [Member] USD ($)	May 31, 2010 Non Employee Stock Compensation [Member] Jason Barton [Member] USD ($)	May 31, 2010 Non Employee Stock Compensation [Member] Jose Romano [Member] USD ($)	May 31, 2010 Non Employee Stock Compensation [Member] Josef Zihl [Member] USD ($)	May 31, 2010 Non Employee Stock Compensation [Member] Lowell Rush [Member] USD ($)	Jun. 30, 2013 Consulting Agreement [Member] USD ($)
Share Based Compensation (Textual)
Ownership percentage of outstanding voting stock for the options to be granted																																										More than 10
Exercise price of options granted																																										Not less than 110% of the fair market value of the common stock on the grant date
Option expired period determined by the board of directors																																										Not extend more than 10 years from the grant date
Outstanding voting stock expire from grant date																																										5 years
Vesting period for employees																																										3 years
Number of Shares, Granted											4,667	987,869																																	500,000		500,000
Percentage of number of shares covered by plan																																										10.00%
Exercise price per share											$ 4.50	$ 3.78																																	$ 0.135		$ 0.135
Percentage of options vested on first anniversary																																										33.333%
Percentage of options vested on second anniversary																																										33.333%
Percentage of options vested on third anniversary																																										33.333%
Grant expire date																																										Feb. 12, 2018
Share-based compensation arrangement, cancelled or expired in Period																																									667					166,667
Share based compensation expenses			$ 174,063										$ 30,000		$ 30,000		$ 46,875		$ 46,875		$ 46,875			$ 109,570	$ 116,250	$ 2,906	$ 113,344		$ 46,875		$ 30,000					$ 21,875		$ 21,875	$ 22,500	$ 20,312			$ 0	$ 0					$ 20,397									$ 131,250
Weighted-average remaining contractual life of outstanding options							4 years 7 months 17 days	5 years 1 month 13 days		1 year 4 months 28 days	1 year 11 months 5 days
Common stock purchased by the related party																																																260,425
Fair value of common stock				$ 1.88	$ 1.88	$ 3																											$ 4.50															$ 1.88
Validity of warrants																																																		5 years
Share-based compensation shares issued to nonemployees for services, share														5,928		5,928		3,704		3,704		3,704								2,778		8,889																			4,114	4,787	1,594	2,319	2,319	2,261	1,078
Share-based compensation shares issued to nonemployees for services, value											157,500			20,000		20,000		12,500		12,500		12,500						348,750		9,375		30,000			157,500		10,500												280,331		10,000	10,000	4,688	4,688	4,688	6,250	2,500
Maximum common stock receivable under the agreement																																			12		12
Common stock received under the agreement																												103,334
consultancy agreement period											12 months												1 year		1 year								3 years				12 months
Restricted Shares Issued																							137,778
Restricted shares value	287,000	184,768																					420,000
Options to repurchase common shares																									68,889
Total unrecognized compensation costs related to warrant and stock awards and non-vested options			107,375																																														240,625
Warrant received by OneSource																																	4,667
Fair value of warrant																																		$ 8,708